INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET [Abstract]
Schedule of Intangible Assets	Intangible assets consisted of the following:
December 31,
2012 and 2011
Cost:

Purchased Technology	$29,229
Accumulated amortization:

Purchased Technology	29,229

Intangible assets, net	$-